Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Assets
Exploration and evaluation assets	$ 94,536	$ 94,272
Property, plant and equipment	181,027	179,649
Deferred tax asset	180	153
Total non-current assets	275,743	274,074
Income tax receivable	274	1,120
Inventories	20,401	20,304
Derivative financial assets	20	88
Trade and other receivables	7,882	9,952
Prepayments	5,287	2,538
Cash and cash equivalents	15,412	6,708
Assets held for sale	13,484	13,519
Total current assets	62,760	54,229
Total assets	338,503	328,303
Equity and liabilities
Share capital	165,188	165,068
Reserves	138,445	137,819
Retained loss	(57,985)	(63,172)
Equity attributable to shareholders	245,648	239,715
Non-controlling interests	26,326	24,477
Total equity	271,974	264,192
Liabilities
Deferred tax liabilities	5,381	6,131
Provisions	9,416	10,985
Loans and borrowings	2,033	0
Loan notes - long term portion	8,238	6,447
Cash-settled share-based payment - long term portion	190	374
Lease liabilities - long term portion	22	41
Total non-current liabilities	25,280	23,978
Cash-settled share-based payment - short term portion	454	920
Income tax payable	4,152	10
Lease liabilities - short term portion	114	167
Loan notes - short term portion	855	665
Trade and other payables	18,803	20,503
Overdraft and term loans	16,778	17,740
Liabilities associated with assets held for sale	93	128
Total current liabilities	41,249	40,133
Total liabilities	66,529	64,111
Total equity and liabilities	$ 338,503	$ 328,303